DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred tax assets and liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	85,198	80,577
US alternative minimum tax credits	1,848	1,928
Other temporary timing differences	21,878	7,399
US state credit carryforwards	802	493
Unrecognised deferred tax assets	$ 118,019	$ 98,690